Expense Example	Jun. 30, 2025 USD ($)
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund) | A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 678
Expense Example, with Redemption, 3 Years	924
Expense Example, with Redemption, 5 Years	1,189
Expense Example, with Redemption, 10 Years	1,945
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund) | C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	602
Expense Example, with Redemption, 5 Years	1,044
Expense Example, with Redemption, 10 Years	2,274
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund) | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,237
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund) | R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	1,196
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund) | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	417
Expense Example, with Redemption, 5 Years	747
Expense Example, with Redemption, 10 Years	1,682
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	696
Expense Example, with Redemption, 3 Years	1,075
Expense Example, with Redemption, 5 Years	1,478
Expense Example, with Redemption, 10 Years	2,602
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	759
Expense Example, with Redemption, 5 Years	1,341
Expense Example, with Redemption, 10 Years	2,919
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	413
Expense Example, with Redemption, 5 Years	751
Expense Example, with Redemption, 10 Years	1,704
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	701
Expense Example, with Redemption, 10 Years	1,595
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	714
Expense Example, with Redemption, 10 Years	1,626
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	491
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,995
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon SSI Alternative Income Fund) | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	573
Expense Example, with Redemption, 5 Years	1,026
Expense Example, with Redemption, 10 Years	2,282
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon SSI Alternative Income Fund) | R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	541
Expense Example, with Redemption, 5 Years	971
Expense Example, with Redemption, 10 Years	2,168
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon SSI Alternative Income Fund) | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	662
Expense Example, with Redemption, 5 Years	1,179
Expense Example, with Redemption, 10 Years	2,598
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	709
Expense Example, with Redemption, 3 Years	1,032
Expense Example, with Redemption, 5 Years	1,378
Expense Example, with Redemption, 10 Years	2,350
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	721
Expense Example, with Redemption, 5 Years	1,251
Expense Example, with Redemption, 10 Years	2,699
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,502
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,420
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	663
Expense Example, with Redemption, 10 Years	1,483
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	467
Expense Example, with Redemption, 5 Years	816
Expense Example, with Redemption, 10 Years	1,801
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund) | A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	474
Expense Example, with Redemption, 3 Years	736
Expense Example, with Redemption, 5 Years	1,018
Expense Example, with Redemption, 10 Years	1,819
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund) | C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	589
Expense Example, with Redemption, 5 Years	1,021
Expense Example, with Redemption, 10 Years	2,224
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund) | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	507
Expense Example, with Redemption, 10 Years	1,143
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund) | R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	473
Expense Example, with Redemption, 10 Years	1,070
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund) | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	689
Expense Example, with Redemption, 10 Years	1,540
(AB TwentyFour Funds) | (American Beacon TwentyFour Short Term Bond Fund) | A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	337
Expense Example, with Redemption, 3 Years	1,023
Expense Example, with Redemption, 5 Years	1,734
Expense Example, with Redemption, 10 Years	3,617
(AB TwentyFour Funds) | (American Beacon TwentyFour Short Term Bond Fund) | C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	952
Expense Example, with Redemption, 5 Years	1,773
Expense Example, with Redemption, 10 Years	3,912
(AB TwentyFour Funds) | (American Beacon TwentyFour Short Term Bond Fund) | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	676
Expense Example, with Redemption, 5 Years	1,321
Expense Example, with Redemption, 10 Years	3,055
(AB TwentyFour Funds) | (American Beacon TwentyFour Short Term Bond Fund) | R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	656
Expense Example, with Redemption, 5 Years	1,291
Expense Example, with Redemption, 10 Years	$ 3,003